As filed with the Securities and Exchange Commission on November 22, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2011
COUNTRY Growth Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 94.02%
Consumer Discretionary - 9.81%
Abercrombie & Fitch Co. - Class A	38,400	$2,363,904
Comcast Corporation - Class A	139,600	2,917,640
Gentex Corporation	91,500	2,200,575
Home Depot, Inc.	29,500	969,665
International Game Technology	160,100	2,326,253
The Jones Group, Inc.	207,100	1,907,391
Kohl's Corporation	44,600	2,189,860
Newell Rubbermaid, Inc.	150,500	1,786,435
News Corporation - Class A	215,800	3,338,426
Target Corporation	36,800	1,804,672
		21,804,821
Consumer Staples - 13.86%
Archer-Daniels-Midland Company	97,400	2,416,494
Church & Dwight Co., Inc.	46,100	2,037,620
CVS Caremark Corporation	191,100	6,417,138
Energizer Holdings, Inc. (a)	25,000	1,661,000
The Kroger Co.	71,000	1,559,160
McCormick & Company, Inc.	46,900	2,164,904
Philip Morris International, Inc.	60,000	3,742,800
The Procter & Gamble Company	51,200	3,234,816
Ralcorp Holdings, Inc. (a)	41,856	3,210,774
Wal-Mart Stores, Inc.	83,600	4,338,840
		30,783,546
Energy - 12.36%
Apache Corporation	34,000	2,728,160
Chesapeake Energy Corp.	129,300	3,303,615
ChevronTexaco Corp.	35,000	3,238,200
ConocoPhillips	46,500	2,944,380
Exxon Mobil Corporation	105,300	7,647,939
HollyFrontier Corporation	83,666	2,193,722
Halliburton Company	84,600	2,581,992
Schlumberger Limited (b)	47,300	2,825,229
		27,463,237
Financials - 9.55%
ACE Limited (b)	57,000	3,454,200
Aflac Incorporated	102,000	3,564,900
American Express Company	60,000	2,694,000
The Bank of New York Mellon Corporation	74,800	1,390,532
BlackRock, Inc.	18,500	2,738,185
JPMorgan Chase & Co.	93,000	2,801,160
State Street Corp.	66,300	2,132,208
Wells Fargo & Company	101,700	2,453,004
		21,228,189
Health Care - 16.31%
Abbott Laboratories	68,700	3,513,318
Amgen, Inc.	51,100	2,807,945
Baxter International Inc.	46,000	2,582,440
Eli Lilly and Company	59,600	2,203,412
Gilead Sciences, Inc. (a)	56,200	2,180,560
Johnson & Johnson	50,000	3,185,500
Medtronic, Inc.	58,600	1,947,864
Merck & Co., Inc	68,400	2,237,364
Novartis AG - ADR	72,100	4,021,017
Pfizer, Inc.	96,800	1,711,424
Roche Holding AG - ADR	102,900	4,138,638
St. Jude Medical, Inc.	45,400	1,643,026
VCA Antech, Inc. (a)	123,400	1,971,932
WellPoint, Inc.	32,100	2,095,488
		36,239,928
Industrials - 9.19%
3M Co.	52,400	3,761,796
AECOM Technology Corp. (a)	120,100	2,122,167
Emerson Electric Co.	41,000	1,693,710
FedEx Corp.	31,100	2,104,848
General Dynamics Corp.	54,800	3,117,572
General Electric Company	309,000	4,709,160
Ingersoll-Rand PLC (b)	103,700	2,912,933
		20,422,186
Information Technology - 14.92%
Cisco Systems, Inc.	292,900	4,537,021
Dell, Inc. (a)	282,600	3,998,790
Google, Inc. (a)	4,160	2,139,821
Hewlett Packard Co.	80,800	1,813,960
Intel Corporation	197,700	4,216,941
International Business Machines Corporation	29,000	5,075,870
Microsoft Corporation	234,800	5,844,172
QUALCOMM, Inc.	43,300	2,105,679
Research In Motion Ltd. (a) (b)	49,900	1,012,970
The Western Union Company	158,000	2,415,820
		33,161,044
Materials - 2.12%
BHP Billiton Limited - ADR	14,600	970,024
Monsanto Company	34,900	2,095,396
Newmont Mining Corporation	26,200	1,647,980
		4,713,400
Telecommunication Services - 2.74%
American Tower Corporation - Class A (a)	42,200	2,270,360
AT&T, Inc.	36,800	1,049,536
Vodafone Group PLC (b)	107,600	2,759,940
		6,079,836
Utilities - 3.16%
American Water Works Co., Inc.	91,500	2,761,470
NextEra Energy, Inc.	40,400	2,182,408
Westar Energy, Inc.	78,800	2,081,896
		7,025,774
TOTAL COMMON STOCKS
(Cost $187,035,225)		208,921,961

	Principal Amount
MORTGAGE-BACKED SECURITIES - 0.09%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$ 16,714	16,127
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	123,117	136,121
Government National Mortgage Association
9.000%, 07/15/2016	231	232
6.500%, 07/15/2029	7,681	8,883
Mortgage IT Trust
1.489%, 02/25/2035 (c)	34,222	28,935
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $23,504) (d)	23,035	23,197
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $204,825)		213,495

	Shares
SHORT-TERM INVESTMENTS - 6.02%
Money Market Funds - 6.02%
Federated Prime Obligations Fund, 0.130% (e)	10,099,001	10,099,001
Fidelity Institutional Money Market, 0.160% (e)	3,273,367	3,273,367
		13,372,368
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,372,368)		13,372,368

TOTAL INVESTMENTS - 100.13%		$222,507,824
(Cost $200,612,418)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%		(294,343)
TOTAL NET ASSETS - 100.00%		$222,213,481

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at September 30, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2011 these securities represented 0.01% of total net assets.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2011.

(f)	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$ 200,612,418
	Gross unrealized appreciation	41,065,052
	Gross unrealized depreciation	(19,169,646)
	Net unrealized appreciation	$ 21,895,406

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$ 21,804,821	$ -	$ -	$ 21,804,821
Consumer Staples	30,783,546	-	-	30,783,546
Energy	27,463,237	-	-	27,463,237
Financials	21,228,189	-	-	21,228,189
Health Care	36,239,928	-	-	36,239,928
Industrials	20,422,186	-	-	20,422,186
Information Technology	33,161,044	-	-	33,161,044
Materials	4,713,400	-	-	4,713,400
Telecommunication Services	6,079,836	-	-	6,079,836
Utilities	7,025,774	-	-	7,025,774
Total Common Stocks	208,921,961	-	-	208,921,961

Mortgage-Backed Securities	-	213,495	-	213,495

Short-Term Investments	13,372,368	-	-	13,372,368

Total Investments in Securities	$ 222,294,329	$ 213,495	$ -	$ 222,507,824

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2011
COUNTRY Bond Fund (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.63%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$ 1,000,000	$1,170,000
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	107,289	108,212
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	222,043
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	193,993	169,175
4.931%, 05/25/2032 (a)	115,573	102,273
5.363%, 05/25/2036	219,888	172,286
FedEx Corp.
6.720%, 01/15/2022	251,648	298,202
GE Equipment Small Ticket LLC
1.450%, 01/21/2018 (Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,007,079
Green Tree Financial Corporation
6.870%, 01/15/2029	30,932	33,376
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	147,593	149,716
National Collegiate Student Loan Trust
0.375%, 06/26/2028 (a)	250,000	209,141
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	414,183
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	213,727	180,318
5.600%, 06/25/2034 (a)	1,000,000	951,607
TOTAL ASSET-BACKED SECURITIES
(Cost $5,571,547)		5,187,611

CORPORATE BONDS - 24.30%
Alabama Power Co.
5.500%, 10/15/2017	250,000	295,590
Alcoa, Inc.
5.550%, 02/01/2017	400,000	418,153
American Express Credit Corporation
2.800%, 09/19/2016	500,000	497,521
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007 through 08/29/2007, Cost $648,346) (b)	650,000	648,346
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (b)	500,000	548,648
American International Group, Inc.
5.850%, 01/16/2018	100,000	99,070
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	546,900
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (b)(c)	250,000	266,963
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	469,099
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (b)	250,000	253,073
AT&T, Inc.
5.625%, 06/15/2016	500,000	570,022
5.500%, 02/01/2018	500,000	577,141
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	672,132
Bank of America Corporation
6.975%, 03/07/2037	250,000	234,919
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	210,980
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	501,122
Barrick International
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $208,972) (b)(c)	225,000	256,855
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	503,263
3.750%, 08/15/2021	500,000	507,076
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	500,000	510,426
Boeing Capital Corp.
2.900%, 08/15/2018	500,000	516,558
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (b)	500,000	577,428
Burlington Northern Santa Fe Railway Co.
5.750%, 03/15/2018	500,000	589,058
4.100%, 06/01/2021	500,000	532,056
5.720%, 01/15/2024	334,294	384,800
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	309,038
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	319,427

Caterpillar Inc.
5.700%, 08/15/2016	500,000	588,627
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,072,604
Clorox Company
5.950%, 10/15/2017	200,000	216,827
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	456,894
Comcast Corporation
6.500%, 01/15/2017	750,000	880,888
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	462,824
ConocoPhillips
6.650%, 07/15/2018	600,000	738,841
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	413,411
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	672,367
Devon Energy Corp.
6.300%, 01/15/2019	400,000	484,890
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	579,170
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	438,668
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	286,988
Eaton Corp.
8.875%, 06/15/2019	300,000	413,326
Ecolab, Inc.
4.875%, 02/15/2015	450,000	501,662
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	355,117
Florida Power Corporation
4.800%, 03/01/2013	300,000	315,852
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	309,740
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	546,595
5.000%, 06/27/2018 (a)	356,000	356,180
General Electric Company
5.000%, 02/01/2013	300,000	314,199
General Mills, Inc.
5.700%, 02/15/2017	225,000	263,643
Georgia Power Company
5.700%, 06/01/2017	500,000	586,815
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	533,398
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	416,604
Halliburton Company
6.750%, 02/01/2027	100,000	125,985
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (b)	200,000	207,256
Home Depot, Inc.
5.250%, 12/16/2013	500,000	543,728
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	419,816
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	616,823
International Business Machines Corporation
7.625%, 10/15/2018	250,000	331,574
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	209,584
JPMorgan Chase & Co.
7.900%, 04/30/2018 (a)	200,000	206,002
4.625%, 05/10/2021	750,000	766,722
Kellogg Co.
5.125%, 12/03/2012	500,000	523,931
KeyCorp Notes
6.500%, 05/14/2013	200,000	213,334
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	599,178
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	390,707
6.125%, 02/01/2018	300,000	352,137
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	535,844
Merck & Co., Inc.
5.760%, 05/03/2037	200,000	273,881
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	302,754
5.450%, 02/05/2013	500,000	495,513
Morgan Stanley
5.750%, 08/31/2012	200,000	206,608
5.450%, 01/09/2017	300,000	289,373

New Valley Generation IV
4.687%, 01/15/2022	260,446	293,100
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (b)	1,000,000	1,055,882
New York University
5.236%, 07/01/2032	500,000	560,940
Nokia Corp.
5.375%, 05/15/2019 (c)	250,000	243,849
Northern States Power Co.
8.000%, 08/28/2012	500,000	532,095
Northern Trust Corp.
3.375%, 08/23/2021	500,000	506,165
Overseas Private Investment Company
3.420%, 01/15/2015	124,031	128,912
Pepperdine University
5.450%, 08/01/2019	250,000	300,913
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	558,057
Pfizer, Inc.
5.350%, 03/15/2015	350,000	398,750
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	253,725
PNC Funding Corp.
2.700%, 09/19/2016	750,000	750,064
Private Export Funding Corp.
5.685%, 05/15/2012	250,000	258,343
Province of Ontario
1.600%, 09/21/2016 (c)	1,000,000	997,720
Province of Quebec
2.750%, 08/25/2021 (c)	500,000	495,369
Regions Bank
7.500%, 05/15/2018	200,000	197,750
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	484,448
Rowan Companies, Inc.
5.880%, 03/15/2012	70,000	70,031
Simon Property Group LP
5.750%, 12/01/2015	300,000	331,031
SLM Corp.
8.450%, 06/15/2018	200,000	208,034
Southern California Edison Co.
5.750%, 03/15/2014	400,000	443,526
Southern Co.
1.950%, 09/01/2016	250,000	248,859
Stanford University
4.750%, 05/01/2019	400,000	464,424
State Street Corp.
5.375%, 04/30/2017	400,000	454,558
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	471,805
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	500,000	583,083
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	220,958
Target Corporation
5.875%, 07/15/2016	750,000	891,262
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	255,935
Time Warner, Inc.
6.875%, 05/01/2012	500,000	516,233
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	312,481
7.500%, 04/15/2031 (c)	160,000	185,358
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, $108,781) (b)	109,293	120,488
Union Pacific Railroad Company
6.630%, 01/27/2022	303,920	353,745
5.866%, 07/02/2030	437,424	522,101
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	840,238
United Technologies Corp.
5.375%, 12/15/2017	600,000	695,861
University of Chicago
4.760%, 10/01/2023	1,000,000	1,202,030
University of Notre Dame
4.141%, 09/01/2013	250,000	265,023
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	463,829
Vessel Management Services Inc.
4.960%, 11/15/2027	264,000	301,615
Wachovia Corp.
5.750%, 06/15/2017	500,000	562,874
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	400,000	515,788
The Walt Disney Company
4.700%, 12/01/2012	500,000	522,669
Well Fargo Capital X
5.950%, 12/15/2036	200,000	194,888

Wells Fargo & Company
5.625%, 12/11/2017	500,000	565,472
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	240,331
TOTAL CORPORATE BONDS
(Cost $47,330,801)		52,673,156

MORTGAGE-BACKED SECURITIES - 17.91%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (b)	500,000	533,992
Americold, LLC Trust
4.954%, 01/14/2021 (Acquired 12/09/2010, Cost $399,999) (b)	400,000	419,376
Bank of America Commercial Mortgage Securities Inc.
5.067%, 11/10/2042 (a)	500,000	515,465
Bank of America Mortgage Securities Inc.
5.250%, 10/25/2020	196,079	169,196
Chase Funding Mortgage Loan
4.515%, 02/25/2014	80,375	80,152
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	116,999	112,885
6.000%, 11/25/2036	400,000	378,042
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	378,829	370,741
5.500%, 05/25/2036	481,472	346,474
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	688,227
DBUBS Mortgage Trust
4.537%, 05/10/2021 (Acquired 06/17/2011, Cost $504,873) (b)	500,000	507,865
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	2,020	2,042
4.500%, 05/01/2013	55,961	56,935
5.125%, 12/15/2013	27,118	27,352
5.500%, 10/01/2014	14,075	14,717
5.000%, 03/01/2015	66,915	69,566
6.500%, 03/01/2015	38,830	41,208
5.000%, 12/15/2017	704,200	758,454
5.000%, 11/15/2018	526,227	567,478
5.750%, 12/15/2018	63,442	64,862
5.000%, 10/01/2020	138,465	149,642
5.500%, 03/01/2022	766,306	831,409
5.000%, 03/01/2023	163,494	175,670
4.500%, 04/01/2023	238,827	257,816
4.500%, 11/15/2023	893,905	966,483
5.500%, 10/15/2025	500,000	563,449
4.000%, 02/01/2026	1,897,971	1,999,844
7.150%, 09/25/2028 (a)	246,234	272,242
6.500%, 10/01/2029	112,057	127,166
5.000%, 10/15/2031	83,337	85,113
5.252%, 02/01/2037 (a)	278,239	295,571
6.000%, 05/01/2037	695,325	764,594
6.000%, 08/01/2037	702,053	771,095
6.000%, 01/01/2038	653,425	717,686
4.500%, 04/01/2041	1,982,246	2,099,900
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	317,978
5.000%, 03/01/2013	16,019	17,218
4.500%, 04/01/2013	19,632	20,538
5.000%, 04/01/2013	14,454	15,146
5.000%, 05/01/2013	28,491	30,293
5.500%, 06/01/2013	14,057	14,381
4.700%, 06/25/2013	29,786	29,905
3.500%, 09/01/2013	77,107	80,562
4.500%, 09/01/2013	32,297	34,140
5.500%, 10/01/2013	43,512	47,243
5.000%, 02/01/2014	132,408	139,978
4.000%, 05/01/2015	211,263	217,288
6.000%, 06/25/2016	27,142	27,304
4.500%, 06/25/2018	1,250,000	1,352,721
4.500%, 01/01/2019	311,638	333,824
6.500%, 05/01/2019	38,269	42,202
4.079%, 01/01/2020 (a)	108,519	113,880
4.500%, 04/01/2020	241,026	258,222
5.500%, 04/25/2023	500,000	577,039
5.000%, 05/01/2023	1,109,611	1,193,633
4.500%, 11/01/2024	381,447	406,218
4.500%, 08/01/2025	820,881	875,216
5.500%, 09/01/2025	206,485	225,243
5.500%, 02/01/2033	67,438	73,690
5.500%, 07/01/2033	341,278	373,028
5.290%, 11/25/2033	260,685	285,491
1.976%, 05/01/2034 (a)	89,308	89,787
5.500%, 07/01/2035	604,625	665,598
5.500%, 12/01/2035	162,831	177,776
4.500%, 11/01/2040	1,899,646	2,017,880
6.500%, 02/25/2044	162,380	185,052
6.500%, 05/25/2044	205,371	234,627

General Electric Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	62,552	62,512
Government National Mortgage Association
4.000%, 04/15/2026	978,121	1,043,934
6.500%, 04/15/2026	53,587	61,817
8.000%, 07/15/2026	27,708	32,704
3.727%, 03/16/2027	207,267	208,943
6.500%, 07/15/2029	43,553	50,366
7.500%, 11/15/2029	32,374	37,982
6.000%, 06/15/2031	261,624	293,232
6.000%, 02/15/2032	46,301	51,895
5.000%, 01/15/2033	713,884	788,558
4.920%, 05/16/2034	600,000	638,417
6.000%, 10/15/2036	265,000	296,485
5.500%, 01/15/2038	917,180	1,014,087
6.000%, 01/15/2038	685,109	764,668
4.258%, 09/16/2050	400,000	439,396
Greenwich Capital Commercial Funding
5.877%, 07/10/2038 (a)	400,000	430,689
JPMorgan Chase Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	255,771	262,905
5.336%, 05/15/2047	500,000	516,305
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	1,000,000	1,064,104
5.351%, 02/15/2040	700,000	737,960
Master Adjustable Rate Mortgages Trust
2.685%, 04/21/2034 (a)	132,359	124,228
Master Alternative Loans Trust
5.000%, 06/25/2015	57,628	57,154
Mortgage IT Trust
1.489%, 02/25/2035 (a)	307,996	260,418
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $68,567) (b)	66,788	67,711
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $223,290) (b)	218,833	220,374
OBP Depositor Trust
4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $499,997) (b)	500,000	530,938
Residential Asset Securitization Trust
4.750%, 02/25/2019	125,544	126,672
Small Business Administration Participation Certificates
3.530%, 05/01/2013	53,096	53,790
5.080%, 11/01/2022	232,577	253,004
4.640%, 05/01/2023	323,839	349,754
5.570%, 03/01/2026	219,793	246,876
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	77,732
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	231,943
Wachovia Bank Commercial Mortgage Trust
5.316%, 07/15/2041 (a)	250,000	268,702
5.509%, 04/15/2047	500,000	515,318
WaMu Mortgage Pass Through Certificates
5.000%, 03/25/2018 (a)	629,448	644,738
2.575%, 01/25/2033 (a)	38,240	35,205
2.492%, 10/25/2035 (a)	87,532	79,796
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011, Cost $504,848) (b)	500,000	505,149
Wells Fargo Mortgage Backed Securities Trust
4.416%, 10/25/2033 (a)	223,918	224,276
2.734%, 07/25/2036 (a)	584,986	431,644
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $36,990,399)		40,378,191

MUNICIPAL BONDS - 25.88%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	288,830
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	539,585
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	570,745
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	650,680
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	578,295
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	760,088
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	550,170
Chicago, IL Build America Unlimited General Obligation
7.517%, 01/01/2040	250,000	304,452
Colorado Springs, CO Utilities Build America Revenue Bond
4.949%, 11/15/2024	500,000	570,605
Columbus, IN Multi-High School Building Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	570,425
Columbus, OH Build America Unlimited General Obligation
4.360%, 06/01/2022	750,000	826,125
Commonwealth of Massachusetts Build America Unlimited General Obligation
4.200%, 12/01/2021	600,000	665,460

Commonwealth of Massachusetts Build America General Obligation
4.500%, 08/01/2031	250,000	266,992
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	566,105
Commonwealth of Pennsylvania Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	544,340
Cook County, IL Build America Unlimited General Obligation
6.229%, 11/15/2034	500,000	585,925
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	568,860
Corpus Christi, TX Independent School District Build America Unlimited General Obligation
5.924%, 08/15/2029	500,000	563,285
Dallas, TX Independent School Distric Build America Unlimited General Obligation
5.200%, 02/15/2023	500,000	576,920
District of Columbia Bond Build America Unlimited General Obligation
5.670%, 06/01/2022	250,000	289,015
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,158,010
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	329,202
Gainesville, FL Utilities Build America Revenue Bond
4.497%, 10/01/2017	500,000	555,040
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	581,445
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,126,640
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	564,630
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	285,270
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	563,015
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,104,030
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	549,950
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	788,151
Kane, Cook & Du Page Counties, IL Unlimited General Obligation
4.150%, 12/15/2019	500,000	524,815
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	556,080
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	541,915
Manatee County, FL Public Utilities Build America Revenue Bond
7.178%, 10/01/2030	500,000	592,120
Missouri State Highways & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	578,670
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	371,574
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	551,585
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	539,640
New York City Housing Development Corp. Revenue Bond
6.420%, 11/01/2039	500,000	587,050
New York State Urban Development Corp. Revenue Bond
6.500%, 12/15/2018	300,000	346,533
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	560,495
6.646%, 12/01/2031	250,000	294,038
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	568,535
Ohana Military Commercial LLC Note
5.675%, 10/01/2026 (Acquired 10/25/2006, Cost $1,000,000) (b)	1,000,000	1,084,130
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	645,006
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	728,514
Pasadena, CA Public Financing Authority Lease Build America Revenue Bond
7.148%, 03/01/2043	300,000	390,420
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	537,885
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	546,100
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	527,430
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	695,000	877,403
Sarasota, FL Water & Sewer System Revenue Bond
4.770%, 10/01/2025	250,000	261,450
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	578,430
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	343,293
Springfield, MO School District Build America Unlimited General Obligation
5.660%, 03/01/2030	500,000	542,185

State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	598,245
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,212,170
5.090%, 10/01/2030	250,000	266,687
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	908,912
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,044,950
State of Kansas Development Financing Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	564,610
State of Maryland Build America Revenue Bond
5.164%, 07/01/2025	300,000	342,114
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,103,540
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	666,900
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	583,975
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,142,640
State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,098,610
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,255,540
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	586,450
State of Washington Biomedical Research Build America Revenue Bond
6.416%, 07/01/2030	250,000	317,228
State of Washington Build America Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,036,530
4.736%, 08/01/2024	800,000	905,936
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	550,090
Tacoma, WA Electric System Build America Revenue Bond
5.966%, 01/01/2035	350,000	406,780
Texas State Highway Transit Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	419,261
University Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	570,150
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	579,370
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	996,370
6.172%, 04/01/2030	400,000	453,616
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	529,860
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	567,165
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	430,388
UNM Sandoval Regional Medical Center, Inc. Build America Revenue Bond
4.500%, 07/20/2036	300,000	318,735
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	813,708
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	335,780
Vega, TX Independent School District Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	575,540
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	278,715
Virginia State Revenue Authority Infrastructure Build America Revenue Bond
4.380%, 11/01/2023	500,000	536,640
Washington County, OR Clean Water Build America Revenue Bond
4.628%, 10/01/2020	600,000	680,616
Washington, MD Suburban Sanitation District Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	434,696
West Virginia Higher Education Community Build America Revenue Bond
7.450%, 04/01/2030	250,000	330,403
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	558,255
TOTAL MUNICIPAL BONDS
(Cost $49,622,474)		56,118,756

U.S. GOVERNMENT AGENCY ISSUES - 0.93% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	522,156
Federal Home Loan Bank
4.840%, 01/25/2012	253,752	257,072
4.720%, 09/20/2012	182,038	188,555
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,969,820)		967,783

U.S. TREASURY OBLIGATIONS - 17.51%
U.S. Treasury Inflation Index Notes - 1.61%
3.000%, 07/15/2012	1,507,824	1,550,232
1.875%, 07/15/2013	369,024	386,264
2.000%, 01/15/2014	427,942	454,286
		2,390,782
U.S. Treasury Notes - 15.90%
1.000%, 12/31/2011	4,000,000	4,009,220
1.000%, 03/31/2012	1,000,000	1,004,410
1.000%, 04/30/2012	4,000,000	4,020,320
0.625%, 06/30/2012	5,000,000	5,017,200
0.375%, 08/31/2012	1,000,000	1,001,836
1.375%, 05/15/2013	1,000,000	1,017,770
0.500%, 05/31/2013	4,000,000	4,016,876
1.125%, 06/15/2013	3,000,000	3,043,230
1.000%, 07/15/2013	1,000,000	1,012,730
0.750%, 08/15/2013	1,000,000	1,008,711
0.750%, 12/15/2013	1,000,000	1,009,453
2.500%, 03/31/2015	1,000,000	1,067,340
2.125%, 05/31/2015	1,000,000	1,055,230
1.250%, 08/31/2015	2,000,000	2,046,250
1.250%, 10/31/2015	1,000,000	1,021,172
1.375%, 11/30/2015	2,000,000	2,051,876
2.250%, 11/30/2017	1,000,000	1,059,531
3.000%, 02/28/2017	1,000,000	1,101,719
		35,564,874
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $37,256,147)		37,955,656

SHORT-TERM INVESTMENTS - 9.88%
Commercial Paper - 1.15%
Prudential Funding Corp.
0.220%, 10/25/2011	2,500,000	2,499,633

	Shares
Money Market Funds - 8.73%
Federated Prime Obligations Fund, 0.130% (e)	10,000,000	10,000,000
Fidelity Institutional Money Market Portfolio, 0.160% (e)	8,934,649	8,934,649
		18,934,649
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,434,282)		21,434,282
TOTAL INVESTMENTS - 99.04%
(Cost $200,175,470)		$214,715,435
ASSETS IN EXCESS OF OTHER LIABILITIES - 0.96%		2,070,437
TOTAL NET ASSETS - 100.00%		$216,785,872

Percentages are stated as a percent of net assets.
(a)	The coupon rate shown on variable rate securities represents the rates at September 30, 2011.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	As of September 30, 2011 these securities represented 4.06% of total net assets.
(c)	Foreign Issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2011.

(f)	The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	$200,175,470
	Gross unrealized appreciation	15,184,974
	Gross unrealized depreciation	(645,009)
	Net unrealized appreciation	$14,539,965

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2011
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$ -	$ 5,187,611	$ -	$ 5,187,611
Corporate Bonds	-	52,673,156	-	52,673,156
Mortgage-Backed Securities	-	40,378,191	-	40,378,191
Municipal Bonds	-	56,118,756	-	56,118,756
U.S. Government Agency Issues	-	967,783	-	967,783
U.S. Treasury Obligations	37,955,656	-	-	37,955,656
Short-Term Investments
Commercial Paper	-	2,499,633	-	2,499,633
Money Market Funds	18,934,649	-	-	18,934,649
Total Investments in Securities	$ 56,890,305	$ 157,825,130	$ -	$ 214,715,435

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)                  /s/ Philip T. Nelson
  Philip T. Nelson, President

Date         11/22/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Philip T. Nelson
 Philip T. Nelson, President

Date         11/22/2011

By (Signature and Title)*                /s/ Alan K. Dodds
  Alan K. Dodds, Treasurer

Date         11/22/2011

* Print the name and title of each signing officer under his or her signature.